Post employment benefits (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of defined benefit plans [abstract]
Schedule of funding valuations of the significant defined benefit plans
The most recent funding valuations of the significant defined benefit plans were carried out as follows:

Principal plans	Date of valuation
United Kingdom(1)	1 April 2021
Ireland(2)	31 December 2021
United States	1 January 2022
(1)    The Diageo Pension Scheme (DPS, the UK Scheme) closed to new members in November 2005. Employees who joined Diageo in the United Kingdom between November 2005 and January 2018, had been eligible to become members of the Diageo Lifestyle Plan (a cash balance defined benefit plan). Since then, new employees have been eligible to become members of a master trust defined contribution plans.
(2) The Guinness Ireland Group Pension Scheme (GIGPS, the Irish scheme) closed to new members in May 2013. Employees who have joined Diageo in Ireland since the defined benefit scheme closed have been eligible to become members of a master trust defined contribution plans.
Schedule of amounts charged to consolidated income statement for group's defined benefit post employment plans and consolidated statement of comprehensive income
The amounts charged to the consolidated income statement and statement of comprehensive income for the group’s defined benefit plans for the three years ended 30 June 2023 are as follows:

	2023 £ million	2022 £ million	2021 £ million
Current service cost and administrative expenses	(76)	(107)	(105)
Past service (losses)/gains – ordinary activities	(1)	34	—
Past service losses – exceptional	—	—	(5)
Gains on curtailments and settlements	2	34	18
Charge to operating profit	(75)	(39)	(92)
Net finance income in respect of post employment plans	44	10	5
Charge before taxation(1)	(31)	(29)	(87)
Actual returns less amounts included in finance income	(1,435)	(1,432)	(6)
Experience (losses)/gains	(226)	(35)	80
Changes in financial assumptions	958	2,133	125
Changes in demographic assumptions	53	(40)	(183)
Other comprehensive (loss)/income	(650)	626	16
Changes in the surplus restriction	7	(11)	—
Total other comprehensive (loss)/income	(643)	615	16
(i) The year ended 30 June 2022 includes settlement gains of £27 million in respect of the Enhanced Transfer Values (ETV) exercise carried out in the Irish Schemes and past service gains of £28 million as a result of the changes of the benefits in the Irish Scheme. In the year ended 30 June 2021, the exceptional past service loss of £5 million is in respect of the equalisation of Guaranteed Minimum Pension (GMP) benefits for men and women.
Schedule of charge before taxation
(1)     The (charge)/income before taxation is in respect of the following countries:

	2023 £ million	2022 £ million	2021 £ million
United Kingdom	15	(27)	(46)
Ireland	1	45	4
United States	(32)	(31)	(28)
Other	(15)	(16)	(17)
	(31)	(29)	(87)

Schedule of movement in net deficit
The movements in the net surplus for the two years ended 30 June 2023 is set out below:

	Plan assets £ million	Plan liabilities £ million	Net surplus £ million
At 30 June 2021	9,892	(9,445)	447
Exchange differences	93	(100)	(7)
Income/(charge) before taxation	176	(205)	(29)
Other comprehensive (loss)/income(1)	(1,432)	2,058	626
Contributions by the group	128	—	128
Settlements paid(2)	(52)	52	—
Employee contributions	5	(5)	—
Benefits paid	(411)	411	—
At 30 June 2022	8,399	(7,234)	1,165
Exchange differences	(49)	55	6
Disposals	—	4	4
Income/(charge) before taxation	298	(329)	(31)
Other comprehensive (loss)/income(1)	(1,435)	785	(650)
Contributions by the group	100	—	100
Employee contributions	5	(5)	—
Benefits paid	(472)	472	—
At 30 June 2023	6,846	(6,252)	594
(1) Excludes surplus restriction.
(2)    Includes settlement payment of £52 million on ETV exercise in Ireland.

Schedule of plan assets and liabilities by type of post employment benefit and country
The plan assets and liabilities by type of post employment benefit and country are as follows:

	2023		2022
	Plan assets £ million	Plan liabilities £ million	Plan assets £ million	Plan liabilities £ million
Pensions
United Kingdom	4,578	(4,041)	6,041	(4,897)
Ireland	1,588	(1,310)	1,645	(1,409)
United States	441	(411)	453	(408)
Other	180	(194)	191	(212)
Post employment medical	2	(227)	2	(225)
Other post employment	57	(69)	67	(83)
	6,846	(6,252)	8,399	(7,234)

Schedule of balance sheet analysis of post employment plans
The balance sheet analysis of the post employment plans is as follows:

	2023		2022
	Non- current assets(1) £ million	Non- current liabilities £ million	Non- current assets(1) £ million	Non- current liabilities £ million
Funded plans	960	(132)	1,553	(144)
Unfunded plans	—	(241)	—	(258)
	960	(373)	1,553	(402)
(1) Includes surplus restriction of £7 million (2022 – £14 million).

Schedule of weighted average assumptions used to determine group's deficit/surplus in main post employment plans
The following weighted average assumptions were used to determine the group’s deficit/surplus in the main post employment plans at 30 June in the relevant year. The assumptions used to calculate the charge/credit in the consolidated income statement for the year ending 30 June are based on the assumptions disclosed as at the previous 30 June.

	United Kingdom			Ireland			United States(1)
	2023%	2022%	2021%	2023%	2022%	2021%	2023%	2022%	2021%
Rate of general increase in salaries(2)	3.7	3.6	3.4	3.9	3.8	3.0	—	—	—
Rate of increase to pensions in payment	2.9	2.9	3.1	2.3	2.2	1.7	—	—	—
Rate of increase to deferred pensions	2.7	2.6	2.5	2.4	2.3	1.6	—	—	—
Discount rate for plan liabilities	5.2	3.8	1.9	3.6	3.2	1.0	4.9	4.4	2.7
Inflation – CPI	2.7	2.6	2.5	2.5	2.4	1.6	2.2	2.3	2.3
Inflation - RPI	3.2	3.1	3.0	—	—	—	—	—	—
(1)    The salary increase assumption in the United States is not a significant assumption as only a minimal amount of members’ pension entitlement is dependent on a member’s projected final salary.
(2) The salary increase assumptions include an allowance for age-related promotional salary increases.
Schedule of expected age at death of an average worker who retires currently at age of 65, and one who is currently aged 45 and subsequently retires at the age of 65
For the principal UK and Irish pension funds, the table below illustrates the expected age at death of an average worker who retires currently at the age of 65, and one who is currently aged 45 and subsequently retires at the age of 65:

	United Kingdom(1)			Ireland(2)			United States
	2023 Age	2022 Age	2021 Age	2023 Age	2022 Age	2021 Age	2023 Age	2022 Age	2021 Age
Retiring currently at age 65
Male	86.8	87.1	87.2	87.2	87.7	86.9	85.6	85.5	85.4
Female	88.4	88.7	88.7	89.6	90.0	89.3	87.2	87.2	87.1
Currently aged 45, retiring at age 65
Male	88.1	88.5	88.6	88.8	89.3	88.6	87.1	87.0	86.9
Female	90.4	90.7	90.8	91.3	91.7	91.1	88.7	88.6	88.5
(1)    Based on the CMI’s S3 mortality tables with scaling factors based on the experience of the plan and where people live, with suitable future improvements.
(2) Based on the CMI's S3 mortality tables with scaling factors based on the experience of the plan, with suitable future improvements.
Schedule of sensitivity analyses of potential impacts on consolidated income statement and on plan liabilities
For the significant assumptions, the following sensitivity analyses estimate the potential impacts on the consolidated income statement for the year ending 30 June 2024 and on the plan liabilities at 30 June 2023:

	United Kingdom			Ireland			United States
Benefit/(cost)	Operating profit £ million	Profit after taxation £ million	Plan liabilities(1) £ million	Operating profit £ million	Profit after taxation £ million	Plan liabilities(1) £ million	Operating profit £ million	Profit after taxation £ million	Plan liabilities(1) £ million
Effect of 0.5% increase in discount rate	2	15	259	1	5	85	2	2	22
Effect of 0.5% decrease in discount rate	(2)	(14)	(267)	(1)	(4)	(95)	(2)	(2)	(24)
Effect of 0.5% increase in inflation	(1)	(8)	(156)	—	(2)	(49)	—	(1)	(9)
Effect of 0.5% decrease in inflation	2	8	173	—	2	50	—	1	8
Effect of one year increase in life expectancy	—	(6)	(131)	—	(2)	(55)	—	(1)	(15)

(1)    The estimated effect on the liabilities excludes the impact of any interest rate and inflation swaps held by the pension plans.
(i) The sensitivity analyses above have been determined based on reasonably possible changes of the respective assumptions and may not be representative of the actual change. Each sensitivity is calculated on a change in the key assumption while holding all other assumptions constant. The sensitivity to inflation includes the impact on all inflation linked assumptions (e.g. pension increases and salary increases where appropriate).
Schedule of analysis of fair value of plan assets
An analysis of the fair value of the plan assets is as follows:

	2023
	United Kingdom £ million		Ireland £ million		United States and other £ million		Total £ million
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
Equities	12	916	—	291	64	98	76	1,305	1,381
Bonds
Fixed-interest government	18	24	—	6	48	8	66	38	104
Inflation-linked government	—	—	—	96	2	2	2	98	100
Investment grade corporate	—	29	—	328	21	227	21	584	605
Non-investment grade	22	289	6	186	2	133	30	608	638
Loan securities	13	526	—	84	—	—	13	610	623
Repurchase agreements	2,351	826	—	—	—	—	2,351	826	3,177
Liability Driven Investment (LDI)	—	—	—	81	—	—	—	81	81
Property	29	462	—	62	—	1	29	525	554
Hedge funds	—	—	—	12	—	5	—	17	17
Interest rate and inflation swaps	—	(971)	102	(18)	—	—	102	(989)	(887)
Cash and other	46	(14)	5	347	—	69	51	402	453
Total bid value of assets	2,491	2,087	113	1,475	137	543	2,741	4,105	6,846

	2022
	United Kingdom £ million		Ireland £ million		United States and other £ million		Total £ million
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
Equities	23	1,218	—	319	70	105	93	1,642	1,735
Bonds
Fixed-interest government	2	86	—	30	49	152	51	268	319
Inflation-linked government	—	—	—	199	1	1	1	200	201
Investment grade corporate	—	68	—	388	25	222	25	678	703
Non-investment grade	44	557	2	200	1	1	47	758	805
Loan securities	11	1,271	—	98	—	—	11	1,369	1,380
Repurchase agreements	2,400	(215)	—	—	—	—	2,400	(215)	2,185
Liability Driven Investment (LDI)	—	119	—	46	—	—	—	165	165
Property	28	716	—	74	—	1	28	791	819
Hedge funds	—	107	—	92	—	5	—	204	204
Interest rate and inflation swaps	—	(900)	—	37	—	—	—	(863)	(863)
Cash and other	24	481	7	154	—	80	31	715	746
Total bid value of assets	2,532	3,508	9	1,637	146	567	2,687	5,712	8,399
(i) The asset classes include some cash holdings that are temporary. This cash is likely to be invested imminently and so has been included in the asset class where it is anticipated to be invested in the long-term.
Schedule of timing of benefit payments
The following table provides information on the timing of the benefit payments and the average duration of the defined benefit obligations and the distribution of the timing of benefit payments:

	United Kingdom		Ireland		United States
	2023 £ million	2022 £ million	2023 £ million	2022 £ million	2023 £ million	2022 £ million
Maturity analysis of benefits expected to be paid
Within one year	303	295	73	70	57	58
Between 1 to 5 years	1,090	1,082	367	353	174	187
Between 6 to 15 years	2,439	2,556	727	704	331	310
Between 16 to 25 years	2,244	2,252	645	634	206	183
Beyond 25 years	2,664	2,787	747	768	187	174
Total	8,740	8,972	2,559	2,529	955	912
	years	years	years	years	years	years
Average duration of the defined benefit obligation	14	15	14	15	9	9